Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.2%
Security	Principal Amount (000's omitted)	Value
ARES Loan Funding II Ltd., Series 2022-ALF2A, Class ER, 12.566%, (3 mo. SOFR + 8.24%), 10/20/36(1)(2)	$1,325	$ 1,343,013
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.872%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	2,000	2,015,576
Barings CLO Ltd.:
Series 2015-1A, Class DR, 7.187%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,506,665
Series 2018-1A, Class C, 7.179%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	3,500	3,515,197
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.537%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,621,097
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 7.581%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	1,500	1,509,575
Series 2025-29A, Class E, 10.631%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	2,000	2,020,082
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class DR, 10.187%, (3 mo. SOFR + 5.862%), 1/20/31(1)(2)	5,401	5,324,522
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 9.225%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	1,002,607
Betony CLO 2 Ltd.:
Series 2018-1A, Class C, 7.472%, (3 mo. SOFR + 3.162%), 4/30/31(1)(2)	2,500	2,506,965
Series 2018-1A, Class D, 10.222%, (3 mo. SOFR + 5.912%), 4/30/31(1)(2)	2,475	2,435,836
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 7.688%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,497,596
Series 2016-3A, Class ER, 10.538%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,460,984
Series 2018-1A, Class D, 7.622%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,484,845
Series 2018-1A, Class E, 10.522%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,822,500
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 11.427%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	987,188
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.717%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	3,007,893
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 11.018%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,971,144
BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, 11.414%, (3 mo. SOFR + 7.092%), 11/20/34(1)(2)	2,500	2,511,067
Security	Principal Amount (000's omitted)	Value
Bryant Park Funding Ltd., Series 2023-21A, Class D, 9.779%, (3 mo. SOFR + 5.45%), 10/18/36(1)(2)	$3,525	$ 3,542,889
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 10.279%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,876,316
Series 2016-1A, Class ER, 10.329%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,977,736
Series 2016-2A, Class ER, 10.579%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,453,587
Series 2017-1A, Class E, 10.829%, (3 mo. SOFR + 6.512%), 7/15/30(1)(2)	3,250	3,250,838
Series 2018-1A, Class D, 7.479%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,003,825
Series 2018-1A, Class E, 10.329%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,757,191
Carlyle C17 CLO Ltd.:
Series C17A, Class CR, 7.372%, (3 mo. SOFR + 3.062%), 4/30/31(1)(2)	5,000	5,027,350
Series C17A, Class DR, 10.572%, (3 mo. SOFR + 6.262%), 4/30/31(1)(2)	3,500	3,482,615
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-4RA, Class C, 7.479%, (3 mo. SOFR + 3.162%), 7/15/30(1)(2)	2,000	2,004,920
Series 2014-4RA, Class D, 10.229%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,500	1,491,167
Carlyle U.S. CLO Ltd.:
Series 2019-4A, Class DR, 10.918%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	2,985,165
Series 2022-6A, Class DR, 9.069%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	2,200	2,205,608
CarVal CLO IV Ltd., Series 2021-1A, Class E, 11.187%, (3 mo. SOFR + 6.862%), 7/20/34(1)(2)	1,000	1,006,437
CIFC Funding Ltd., Series 2022-4A, Class D, 7.868%, (3 mo. SOFR + 3.55%), 7/16/35(1)(2)	1,750	1,753,980
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.429%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,502,118
Series 2018-55A, Class E, 9.979%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,977,738
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 7.179%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	5,022,400
Series 2015-41A, Class ER, 9.879%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,212,740
Series 2016-42A, Class D1AR, 7.618%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,507,437
Series 2016-42A, Class ERR, 10.818%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,544,810
Golub Capital Partners CLO 58B Ltd., Series 2021-58A, Class E, 11.39%, (3 mo. SOFR + 7.072%), 1/25/35(1)(2)	2,500	2,515,665

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.512%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	$2,000	$ 1,972,368
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.729%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,450	1,445,917
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.918%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,432,350
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.566%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,007,148
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 10.819%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	3,200	3,226,970
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.083%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,980,002
Series 2021-2A, Class ER, 9.418%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	997,668
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.28%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,250	1,253,720
RAD CLO 14 Ltd., Series 2021-14A, Class E, 11.079%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	940,528
Regatta XIII Funding Ltd., Series 2018-2A, Class D, 10.529%, (3 mo. SOFR + 6.212%), 7/15/31(1)(2)	5,000	4,870,600
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.763%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	1,000	1,004,891
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.487%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,516,632
Series 2016-1A, Class DR, 10.487%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,130,678
Voya CLO Ltd.:
Series 2015-3A, Class CR, 7.737%, (3 mo. SOFR + 3.412%), 10/20/31(1)(2)	2,500	2,503,830
Series 2015-3A, Class DR, 10.787%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,299,167
Series 2016-3A, Class CR, 7.841%, (3 mo. SOFR + 3.512%), 10/18/31(1)(2)	2,000	2,002,750
Series 2016-3A, Class DR, 10.671%, (3 mo. SOFR + 6.342%), 10/18/31(1)(2)	2,375	2,300,214
Series 2018-2A, Class E, 9.829%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,437,987
Security	Principal Amount (000's omitted)	Value
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 8.087%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	$1,200	$ 1,192,565
Series 2021-3A, Class E, 11.679%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	926,319
Total Asset-Backed Securities (identified cost $151,769,507)		$ 151,089,188

Common Stocks — 1.4%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	2,577	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	223,950	$ 3,247,275
Phoenix Services International LLC(4)(5)	168,954	675,816
Phoenix Services International LLC(4)(5)	15,415	61,660
		$ 3,984,751
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	250,979	$ 564,703
		$ 564,703
Electronic Equipment, Instruments & Components — 0.4%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	8,745	$ 19,435,412
		$ 19,435,412
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	44,676	$ 637,080
		$ 637,080
Entertainment — 0.0%†
New Cineworld Ltd.(4)(5)	80,602	$ 1,828,658
		$ 1,828,658
Health Care — 0.3%
Akorn Holding Co. LLC(3)(4)(5)	705,631	$ 0
Cano Health, Inc.(4)(5)	314,140	1,191,062
Envision Parent, Inc.(4)(5)	778,264	13,327,771
		$ 14,518,833

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(4)(5)	1,348,933	$ 12,679,970
Serta SSB Equipment Co.(3)(4)(5)	1,348,933	0
		$ 12,679,970
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	116,244	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(4)(5)	73,982	$ 5,483,916
		$ 5,483,916
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	498,342	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(4)(5)	100,308	$ 8,736,827
		$ 8,736,827
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,590	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	364,650	$ 0
		$ 0
Total Common Stocks (identified cost $108,980,130)		$ 67,870,150

Corporate Bonds — 6.9%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$1,800	$ 1,816,059
TransDigm, Inc., 6.75%, 8/15/28(1)	3,175	3,243,618
		$ 5,059,677
Air Transport — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$2,294	$ 2,293,092
5.75%, 4/20/29(1)	10,875	10,878,094
Security	Principal Amount (000's omitted)	Value
Air Transport (continued)
United Airlines, Inc., 4.375%, 4/15/26(1)	$4,625	$ 4,600,433
		$ 17,771,619
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$3,600	$ 3,817,602
		$ 3,817,602
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$675	$ 691,419
		$ 691,419
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,633,293
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	531	529,090
		$ 3,162,383
Business Equipment and Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$4,475	$ 4,357,707
4.625%, 6/1/28(1)	15,725	15,264,832
		$ 19,622,539
Chemicals — 0.4%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$9,350	$ 8,911,434
7.125%, 10/1/27(1)	925	940,164
9.75%, 11/15/28(1)	7,600	7,976,770
		$ 17,828,368
Commercial Services — 0.1%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$1,990	$ 2,057,980
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	5,550	5,376,562
		$ 7,434,542
Computers — 0.0%†
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$1,800	$ 1,914,275
		$ 1,914,275
Diversified Financial Services — 0.2%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	$2,925	$ 3,014,473
Aretec Group, Inc., 10.00%, 8/15/30(1)	4,225	4,612,301
		$ 7,626,774

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.6%
Altice France SA:
5.125%, 1/15/29(1)	$1,300	$ 1,122,062
5.125%, 7/15/29(1)	13,725	11,919,202
8.125%, 2/1/27(1)	9,325	8,649,064
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	1,600	1,806,000
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	6,050,351
		$ 29,546,679
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$9,150	$ 8,858,585
		$ 8,858,585
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$13,925	$ 13,521,587
		$ 13,521,587
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$1,175	$ 974,155
		$ 974,155
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$2,925	$ 2,984,791
		$ 2,984,791
Health Care — 0.5%
Medline Borrower LP, 3.875%, 4/1/29(1)	$18,800	$ 17,940,842
Tenet Healthcare Corp., 4.25%, 6/1/29	5,950	5,746,748
		$ 23,687,590
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	$25,575	$ 24,855,703
		$ 24,855,703
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 4,346,244
		$ 4,346,244
Insurance — 0.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
4.25%, 10/15/27(1)	$700	$ 685,852
7.00%, 1/15/31(1)	1,750	1,800,972
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
AmWINS Group, Inc., 6.375%, 2/15/29(1)	$4,850	$ 4,941,907
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	15,325	15,857,351
		$ 23,286,082
Internet Software & Services — 0.0%†
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$2,700	$ 2,228,653
		$ 2,228,653
Leisure Goods/Activities/Movies — 0.4%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$3,300	$ 3,311,032
NCL Corp. Ltd., 5.875%, 2/15/27(1)	18,500	18,566,373
		$ 21,877,405
Machinery — 0.4%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$13,050	$ 12,640,111
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	5,650	5,629,107
		$ 18,269,218
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,025	$ 2,853,940
		$ 2,853,940
Real Estate Investment Trusts (REITs) — 0.2%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$6,393	$ 6,446,478
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	2,525	2,517,230
		$ 8,963,708
Retail — 0.2%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$10,580	$ 10,066,385
		$ 10,066,385
Software — 0.6%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$9,930	$ 10,581,219
9.00%, 9/30/29(1)	7,100	7,352,696
GoTo Group, Inc., 5.50%, 5/1/28(1)	1,342	1,133,151
UKG, Inc., 6.875%, 2/1/31(1)	7,850	8,064,227
		$ 27,131,293

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Technology — 0.2%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$9,650	$ 9,232,261
		$ 9,232,261
Telecommunications — 0.1%
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$3,550	$ 3,238,155
		$ 3,238,155
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$6,465	$ 6,499,668
		$ 6,499,668
Total Corporate Bonds (identified cost $331,260,688)		$ 327,351,300

Exchange-Traded Funds — 0.5%
Security	Shares	Value
Income Funds — 0.5%
Eaton Vance Floating-Rate ETF(6)	477,500	$ 23,808,150
Total Exchange-Traded Funds (identified cost $24,054,740)		$ 23,808,150

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	78,854	$ 1,813,642
Series G1(4)	54,480	1,253,040
Total Preferred Stocks (identified cost $2,733,347)		$ 3,066,682

Senior Floating-Rate Loans — 83.1%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.6%
Aernnova Aerospace SAU, Term Loan, 5.979%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	5,550	$ 6,356,901
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense (continued)
Air Comm Corp. LLC:
Term Loan, 7.058%, (3 mo. USD Term SOFR + 2.75%), 12/11/31(8)	1,073	$ 1,075,760
Term Loan, 7.064%, (3 mo. USD Term SOFR + 2.75%), 12/11/31	12,845	12,876,843
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.829%, (3 mo. USD Term SOFR + 4.50%), 2/11/32	6,035	6,061,278
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)	6,709	5,396,417
Novaria Holdings LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 6/6/31	2,857	2,865,560
TransDigm, Inc.:
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 2/28/31	9,160	9,197,054
Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 3/22/30	29,116	29,253,361
Vista Management Holding, Inc., Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	5,575	5,605,189
		$ 78,688,363
Air Freight & Logistics — 0.1%
AIT Worldwide Logistics, Inc., Term Loan, 8.261%, (3 mo. USD Term SOFR + 4.00%), 4/8/30	5,895	$ 5,921,197
		$ 5,921,197
Airlines — 0.5%
American Airlines, Inc.:
Term Loan, 6.576%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	21,848	$ 21,787,840
Term Loan, 7.576%, (3 mo. USD Term SOFR + 3.25%), 5/28/32	1,995	2,011,209
		$ 23,799,049
Apparel & Luxury Goods — 0.6%
Beach Acquisition Bidco LLC, Term Loan, 6/25/32(10)	3,225	$ 3,249,187
Gloves Buyer, Inc., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 5/24/32	19,300	18,942,950
Hanesbrands, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 3/7/32	6,350	6,383,228
		$ 28,575,365
Auto Components — 1.5%
Adient U.S. LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 1/31/31	6,392	$ 6,422,865

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
Autokiniton U.S. Holdings, Inc., Term Loan, 8.471%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		12,743	$ 12,346,829
Clarios Global LP:
Term Loan, 4.901%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	1,515	1,735,177
Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		5,650	5,658,221
DexKo Global, Inc.:
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,284	4,674,081
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	6,291	6,864,249
Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		1,777	1,698,276
Lippert Colipper, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 3/25/32		3,342	3,362,527
LTI Holdings, Inc., Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 7/29/29		16,578	16,623,502
RealTruck Group, Inc.:
Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		5,284	4,895,022
Term Loan, 9.471%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		7,036	6,583,878
			$ 70,864,627
Automobile Components — 0.1%
First Brands Group LLC, Term Loan, 3/30/27(10)		4,050	$ 3,974,913
			$ 3,974,913
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/22/31		10,390	$ 10,417,405
MajorDrive Holdings IV LLC:
Term Loan, 8.557%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		9,161	9,025,453
Term Loan, 9.946%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		2,102	2,087,920
			$ 21,530,778
Beverages — 1.0%
Celsius Holdings, Inc., Term Loan, 7.541%, (3 mo. USD Term SOFR + 3.25%), 4/1/32		6,600	$ 6,663,261
City Brewing Co. LLC:
Term Loan, 8.079%, (3 mo. USD Term SOFR + 3.50%), 4/5/28		8,949	2,460,921
Term Loan, 10.568%, (3 mo. USD Term SOFR + 6.25%), 4/5/28		4,757	1,308,184
Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages (continued)
City Brewing Co. LLC: (continued)
Term Loan - Second Lien, 0.00%, 4/5/28(9)		10,348	$ 32,336
Primo Brands Corp., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		27,258	27,353,130
Sazerac Co., Inc., Term Loan, 6.825%, (3 mo. USD Term SOFR + 2.50%), 7/9/32		8,225	8,263,575
			$ 46,081,407
Biotechnology — 0.3%
Alltech, Inc., Term Loan, 8.721%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		12,906	$ 12,978,979
Grifols Worldwide Operations USA, Inc., Term Loan, 6.483%, (3 mo. USD Term SOFR + 2.00%), 11/15/27		3,023	3,021,607
			$ 16,000,586
Broadline Retail — 0.7%
Peer Holding III BV:
Term Loan, 5.23%, (3 mo. EURIBOR + 3.25%), 11/26/31	EUR	5,725	$ 6,576,259
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		11,332	11,370,486
Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		13,358	13,410,104
			$ 31,356,849
Building Products — 0.6%
Cornerstone Building Brands, Inc.:
Term Loan, 7.692%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		5,947	$ 5,454,738
Term Loan, 8.842%, (1 mo. USD Term SOFR + 4.50%), 5/15/31		4,342	3,770,473
LHS Borrower LLC, Term Loan, 9.206%, (1 mo. USD Term SOFR + 4.75%), 2/16/29		5,722	5,466,767
MI Windows & Doors LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		12,276	12,308,224
Sport Group Holding GmbH, Term Loan, 5.979%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,300	1,492,832
			$ 28,493,034
Capital Markets — 2.7%
Advisor Group, Inc., Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 8/17/28		9,007	$ 9,026,764
AllSpring Buyer LLC, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		4,346	4,364,383
Aretec Group, Inc., Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 8/9/30		13,556	13,598,197

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Citco Funding LLC, Term Loan, 6.934%, (6 mo. USD Term SOFR + 2.75%), 4/27/28		8,032	$ 8,081,808
Edelman Financial Center LLC, Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		9,900	9,926,047
EIG Management Co. LLC, Term Loan, 9.353%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		3,867	3,866,748
FinCo I LLC, Term Loan, 6.103%, (1 mo. USD Term SOFR + 1.75%), 6/27/29		12,626	12,640,448
Focus Financial Partners LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 9/15/31		10,865	10,884,565
Franklin Square Holdings LP, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		9,727	9,787,542
Guggenheim Partners LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		24,041	24,139,908
HighTower Holdings LLC, Term Loan, 7.26%, (3 mo. USD Term SOFR + 3.00%), 2/3/32		2,641	2,647,304
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		6,228	6,240,347
Orion Advisor Solutions, Inc., Term Loan, 7.569%, (3 mo. USD Term SOFR + 3.25%), 9/24/30		9,042	9,093,805
Victory Capital Holdings, Inc., Term Loan, 6.629%, (3 mo. USD Term SOFR + 2.25%), 12/29/28		4,103	4,109,970
			$ 128,407,836
Chemicals — 2.7%
Discovery Purchaser Corp., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		6,619	$ 6,625,581
ECO Services Operations Corp., Term Loan, 6.308%, (3 mo. USD Term SOFR + 2.00%), 6/12/31		3,488	3,483,210
GEON Performance Solutions LLC, Term Loan, 8.807%, (3 mo. USD Term SOFR + 4.25%), 8/18/28		270	245,684
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	1,475	1,563,757
Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 3/14/30		4,900	4,459,000
INEOS U.S. Finance LLC:
Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		10,023	9,250,528
Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		16,515	15,384,812
Lonza Group AG, Term Loan, 8.321%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		10,218	9,161,850
Minerals Technologies, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		4,776	4,790,949
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Momentive Performance Materials, Inc., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 3/29/28		13,728	$ 13,783,458
Olympus Water U.S. Holding Corp., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		8,486	8,468,448
Rohm Holding GmbH:
Term Loan, 7.333%, (6 mo. EURIBOR + 5.25%), 7.083% cash, 0.25% PIK, 1/31/29	EUR	8,835	9,735,574
Term Loan, 9.697%, (6 mo. USD Term SOFR + 5.50%), 1/31/29		13,563	13,167,666
SCUR-Alpha 1503 GmbH, Term Loan, 9.808%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		10,308	9,801,160
Tronox Finance LLC:
Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 4/4/29		8,642	7,950,781
Term Loan, 6.796% - 6.856%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		11,512	10,372,344
			$ 128,244,802
Commercial Services & Supplies — 2.8%
Albion Financing 3 SARL, Term Loan, 7.215%, (3 mo. USD Term SOFR + 3.00%), 5/21/31		6,847	$ 6,890,997
Armor Holding II LLC, Term Loan, 7.916%, (6 mo. USD Term SOFR + 3.75%), 12/11/28		1,920	1,933,758
Belfor Holdings, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 11/1/30		5,845	5,870,486
EnergySolutions LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		13,480	13,586,892
Flame Newco LLC, Term Loan, 12.50%, (U.S. (Fed) Prime Rate + 5.00%), 6/30/28		2,144	2,140,846
Foundever Group, Term Loan, 5.66%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	3,925	2,489,029
Foundever Worldwide Corp., Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 8/28/28		16,163	8,811,898
Garda World Security Corp., Term Loan, 7.343%, (1 mo. USD Term SOFR + 3.00%), 2/1/29		3,990	3,995,262
Gategroup Fin Luxembourg SA, Term Loan, 6/10/32(10)		2,000	2,010,630
GFL Environmental, Inc., Term Loan, 6.824%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		16,400	16,441,000
Harsco Corp., Term Loan, 6.721%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		869	864,228
Heritage-Crystal Clean, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 10/17/30		7,215	7,251,201
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 12/2/31		18,200	18,332,769

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Luna 2.5 SARL, Term Loan, 5.401%, (1 mo. EURIBOR + 3.50%), 7/1/32	EUR	2,900	$ 3,326,324
Monitronics International, Inc., Term Loan, 12.057%, (3 mo. USD Term SOFR + 7.50%), 6/30/28		12,124	11,957,096
MV Holding GmbH:
Term Loan, 4.401%, (1 mo. EURIBOR + 2.50%), 3/17/32	EUR	1,475	1,689,430
Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 3/17/32		5,675	5,708,709
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30		8,309	8,317,446
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 10/24/31		5,985	6,030,845
TMF Group Holding BV, Term Loan, 7.036%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		6,421	6,461,482
			$ 134,110,328
Construction Materials — 0.8%
Knife River HoldCo, Term Loan, 6.31%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		2,369	$ 2,380,908
Quikrete Holdings, Inc.:
Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		16,271	16,295,090
Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		5,327	5,329,703
Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		16,010	16,015,879
			$ 40,021,580
Consumer Finance — 0.4%
CPI Holdco B LLC, Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		19,311	$ 19,312,295
			$ 19,312,295
Consumer Staples Distribution & Retail — 0.1%
Cardenas Markets, Inc., Term Loan, 11.146%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		4,081	$ 3,777,096
			$ 3,777,096
Containers & Packaging — 1.1%
Altium Packaging LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		4,727	$ 4,700,659
Berlin Packaging LLC, Term Loan, 7.558%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		7,356	7,381,994
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.531%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		20,672	$ 20,687,821
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.312%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		6,675	1,125,205
Proampac PG Borrower LLC, Term Loan, 8.318% - 8.324%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		11,648	11,698,954
Trivium Packaging BV, Term Loan, 6.48%, (3 mo. EURIBOR + 4.50%), 5/28/30	EUR	4,800	5,502,572
			$ 51,097,205
Distributors — 0.5%
Parts Europe SA, Term Loan, 5.274%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	14,275	$ 16,404,901
Phillips Feed Service, Inc., Term Loan, 11.456%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)		462	281,829
Rubix Group Midco 3 Ltd., Term Loan, 6.138%, (3 mo. EURIBOR + 4.00%), 9/30/28	EUR	1,500	1,724,749
Winterfell Financing SARL:
Term Loan, 5.549%, (3 mo. EURIBOR + 3.43%), 5/4/28	EUR	4,050	4,346,002
Term Loan, 7.124%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,000	2,262,108
			$ 25,019,589
Diversified Consumer Services — 1.1%
Ascend Learning LLC:
Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		12,664	$ 12,684,338
Term Loan - Second Lien, 10.206%, (1 mo. USD Term SOFR + 5.75%), 12/10/29		6,348	6,359,584
Belron U.K. Finance PLC, Term Loan, 10/16/31(10)	EUR	2,025	2,323,373
Fugue Finance BV, Term Loan, 1/9/32(10)		3,025	3,040,927
KUEHG Corp., Term Loan, 7.041%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		10,056	10,078,126
Lernen Bidco Ltd., Term Loan, 8.083%, (3 mo. USD Term SOFR + 3.75%), 10/27/31		5,000	5,039,481
Spring Education Group, Inc., Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 10/4/30		3,669	3,696,974
Wand NewCo 3, Inc., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		9,250	9,241,748
			$ 52,464,551

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.809%, (6 mo. EURIBOR + 3.50%), 3/1/30	EUR	8,730	$ 9,887,951
			$ 9,887,951
Diversified Telecommunication Services — 1.0%
Altice France SA, Term Loan, 10.50%, (U.S. (Fed) Prime Rate + 3.00%), 8/14/26		6,422	$ 5,860,212
Anuvu Holdings 2 LLC:
Term Loan, 12.664%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)		8,779	161,525
Term Loan, 14.413%, (3 mo. USD Term SOFR + 10.00%), 8.413% cash, 6.00% PIK, 9/27/27(3)		10,239	10,239,010
Level 3 Financing, Inc., Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 3/27/32		10,851	10,963,344
Lumen Technologies, Inc.:
Term Loan, 6.821%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		9,475	9,437,821
Term Loan, 6.821%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		9,475	9,432,657
Virgin Media Bristol LLC, Term Loan, 6.956%, (1 mo. USD Term SOFR + 2.50%), 3/31/31		2,563	2,518,297
			$ 48,612,866
Electric Utilities — 0.6%
Kohler Energy Co. LLC, Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		10,586	$ 10,650,466
MRP Buyer LLC:
Term Loan, 7.568%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		16,190	15,941,655
Term Loan, 6/4/32(8)		2,060	2,028,938
			$ 28,621,059
Electrical Equipment — 0.5%
Dynamo Newco II GmbH, Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.50%), 9/30/31		3,102	$ 3,119,986
Nvent Electric PLC, Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 1/30/32		2,400	2,415,756
WEC U.S. Holdings Ltd., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		20,513	20,550,620
			$ 26,086,362
Electronic Equipment, Instruments & Components — 0.9%
Chamberlain Group, Inc., Term Loan, 9/8/32(10)		1,250	$ 1,251,037
Creation Technologies, Inc., Term Loan, 10.047%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		12,588	12,572,794
II-VI, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 7/2/29		328	329,807
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Range Red Operating, Inc.:
Term Loan, 12.422%, (1 mo. USD Term SOFR + 8.00%), 10/1/29		3,183	$ 3,172,747
Term Loan - Second Lien, 12.422%, (1 mo. USD Term SOFR + 8.00%), 10/1/29		13,353	13,309,207
TTM Technologies, Inc., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 5/30/30		2,057	2,064,624
Verifone Systems, Inc., Term Loan, 10.07%, (3 mo. USD Term SOFR + 5.50%), 8/18/28		6,454	6,248,703
Viavi Solutions, Inc., Term Loan, 6/15/32(10)		5,550	5,577,778
			$ 44,526,697
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc.:
Term Loan, 15.473%, (1 mo. USD Term SOFR + 11.00%), 4.473% cash, 11.00% PIK, 12/31/25(3)		3,835	$ 510,044
Term Loan, 15.473%, (1 mo. USD Term SOFR + 11.00%), 4.473% cash, 11.00% PIK, 12/31/25(3)		33,111	4,403,763
PG Investment Co. 59 SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 3/26/31		13,282	13,342,150
			$ 18,255,957
Engineering & Construction — 1.2%
American Residential Services LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 2/2/32		491	$ 492,384
APi Group DE, Inc., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 1/3/29		9,133	9,136,117
Artera Services LLC, Term Loan, 8.796%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		8,564	7,144,175
Azuria Water Solutions, Inc.:
Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		16,029	16,107,946
Term Loan, 5/17/28(8)		565	567,703
Construction Partners, Inc., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		4,801	4,828,888
Northstar Group Services, Inc., Term Loan, 8.881%, (6 mo. USD Term SOFR + 4.75%), 5/31/30		18,715	18,848,331
			$ 57,125,544
Entertainment — 1.7%
Creative Artists Agency LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		1,492	$ 1,495,769
Dorna Sports SL, Term Loan, 7/29/32(10)	EUR	1,850	2,119,801
EOC Borrower LLC, Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		30,575	30,684,917

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Playtika Holding Corp., Term Loan, 7.221%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		13,284	$ 13,193,575
Pretzel Parent, Inc., Term Loan, 8.856%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		9,277	9,295,303
Renaissance Holding Corp., Term Loan, 8.356%, (1 mo. USD Term SOFR + 4.00%), 4/5/30		11,314	10,467,137
Varsity Brands, Inc., Term Loan, 7.58%, (3 mo. USD Term SOFR + 3.25%), 8/26/31		11,471	11,515,701
Vue International Bidco PLC, Term Loan, 10.259%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	435	492,701
			$ 79,264,904
Financial Services — 1.1%
NCR Atleos LLC, Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 4/16/29		7,284	$ 7,361,834
Orion U.S. Finco, Inc., Term Loan, 5/20/32(10)		6,225	6,261,323
Planet U.S. Buyer LLC, Term Loan, 7.33%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		11,558	11,624,710
Stepstone Group Midco 2 GmbH, Term Loan, 8.608% - 8.651%, (3 mo. USD Term SOFR + 4.50%, 6 mo. USD Term SOFR + 4.50%), 12/19/31		7,450	7,261,440
Synechron, Inc., Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		7,357	7,365,758
Walker & Dunlop, Inc., Term Loan, 6.34%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		6,733	6,766,791
WEX, Inc., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 3/31/28		4,331	4,332,055
			$ 50,973,911
Food Products — 0.6%
Del Monte Foods, Inc.:
DIP Loan, 13.943%, (3 mo. USD Term SOFR + 9.50%), 4/2/26		2,032	$ 1,879,297
Term Loan, 12.429%, (3 mo. USD Term SOFR + 8.15%), 8/2/28		1,514	684,398
Term Loan, 13.943%, (3 mo. USD Term SOFR + 9.50%), 4/2/26		2,412	1,688,237
Term Loan, 15.474%, (3 mo. USD Term SOFR + 11.00%), 12.474% cash, 3.00% PIK, 8/2/28		1,703	769,982
Term Loan - Second Lien, 0.00%, 8/2/28(9)		6,167	724,608
Froneri Lux Finco SARL, Term Loan, 6.197%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		4,631	4,600,828
Newly Weds Foods, Inc., Term Loan, 6.59%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		9,300	9,323,250
Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Nomad Foods U.S. LLC, Term Loan, 6.535%, (6 mo. USD Term SOFR + 2.50%), 11/12/29		7,873	$ 7,891,604
Valeo F1 Co. Ltd. (Ireland), Term Loan, 9.457%, (6 mo. GBP SONIA + 5.00%), 9/29/28	GBP	2,500	3,298,191
			$ 30,860,395
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		19,920	$ 19,964,816
			$ 19,964,816
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc.:
Term Loan, 7.564%, (3 mo. USD Term SOFR + 3.25%), 6/24/32(8)		505	$ 507,997
Term Loan, 7.571%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		7,070	7,111,961
			$ 7,619,958
Health Care Equipment & Supplies — 0.9%
Bausch & Lomb Corp., Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 1/15/31		9,287	$ 9,338,035
Bayou Intermediate II LLC, Term Loan, 9.07%, (3 mo. USD Term SOFR + 4.50%), 8/2/28		8,874	8,903,488
Journey Personal Care Corp., Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 3/1/28		14,382	14,166,563
Medline Borrower LP, Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 10/23/30		10,671	10,697,669
			$ 43,105,755
Health Care Providers & Services — 4.6%
AEA International Holdings (Lux) SARL, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		7,487	$ 7,543,449
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.296%, (3 mo. USD Term SOFR + 8.00%), 10.046% cash, 2.25% PIK, 1/15/26		14,112	12,877,440
Cano Health LLC, Term Loan, 13.796%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		1,474	1,258,773
CCRR Parent, Inc., Term Loan, 8.697%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		4,624	1,618,536
Cerba Healthcare SAS:
Term Loan, 5.601%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	550	456,387
Term Loan, 5.851%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	3,025	2,509,024

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Ceva Sante Animale:
Term Loan, 4.98%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	3,725	$ 4,254,433
Term Loan, 7.05%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		6,212	6,241,605
CHG Healthcare Services, Inc., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 9/29/28		4,137	4,140,385
Concentra Health Services, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		3,507	3,530,423
Electron BidCo, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		2,718	2,727,538
Ensemble RCM LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		13,576	13,654,285
Hanger, Inc.:
Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		6,492	6,519,716
Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		838	841,603
IVC Acquisition Ltd.:
Term Loan, 6.014%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	4,100	4,708,372
Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		10,441	10,509,826
MED ParentCo LP, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 4/15/31		6,756	6,795,885
Medical Solutions Holdings, Inc.:
Term Loan, 7.908%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		11,263	6,255,693
Term Loan - Second Lien, 11.408%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	3,859,375
Mehilainen Yhtiot OYJ, Term Loan, 5.48%, (3 mo. EURIBOR + 3.50%), 8/5/31	EUR	9,925	11,381,904
Midwest Physician Administrative Services LLC, Term Loan, 7.557%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		5,471	5,014,588
National Mentor Holdings, Inc.:
Term Loan, 8.146% - 8.206%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR+ 3.75%), 3/2/28		13,955	13,635,209
Term Loan, 8.146%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		390	380,806
Term Loan - Second Lien, 11.646%, (3 mo. USD Term SOFR + 7.25%), 3/2/29		5,525	5,270,629
Pacific Dental Services LLC, Term Loan, 7.101%, (1 mo. USD Term SOFR + 2.75%), 3/15/31		11,380	11,438,851
Phoenix Guarantor, Inc., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		16,482	16,518,508
Radnet Management, Inc., Term Loan, 6.573%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		9,673	9,700,067
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Raven Acquisition Holdings LLC:
Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 11/19/31		20,598	$ 20,614,854
Term Loan, 11/19/31(8)		1,475	1,476,180
Select Medical Corp., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		8,706	8,706,250
Sound Inpatient Physicians, Term Loan - Second Lien, 9.557%, (3 mo. USD Term SOFR + 5.00%), 8.057% cash, 1.50% PIK, 6/28/28		2,195	2,063,748
Synlab Bondco PLC, Term Loan, 4.551%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,125	2,431,621
TTF Holdings LLC, Term Loan, 8.002%, (6 mo. USD Term SOFR + 3.75%), 7/18/31		7,324	7,278,570
U.S. Anesthesia Partners, Inc., Term Loan, 8.687%, (1 mo. USD Term SOFR + 4.25%), 10/1/28		4,928	4,886,055
			$ 221,100,588
Health Care Technology — 1.6%
athenahealth Group, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		31,201	$ 31,215,228
Certara LP, Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 6/26/31		1,781	1,790,039
Cotiviti Corp., Term Loan, 7.079%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		6,184	6,176,074
Imprivata, Inc., Term Loan, 7.321%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		16,850	16,916,250
PointClickCare Technologies, Inc., Term Loan, 7.082%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		14,222	14,253,017
Project Ruby Ultimate Parent Corp., Term Loan, 7.215%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		2,494	2,499,969
Symplr Software, Inc., Term Loan, 8.908%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		1,501	1,361,018
Waystar Technologies, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 10/22/29		1,723	1,730,598
			$ 75,942,193
Hotels, Restaurants & Leisure — 3.8%
1011778 BC Unlimited Liability Co., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 9/20/30		28,963	$ 28,933,142
Betclic Everest Group, Term Loan, 5.138%, (3 mo. EURIBOR + 3.00%), 12/10/31	EUR	4,250	4,882,254
Caesars Entertainment, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		22,194	22,196,837
Fertitta Entertainment LLC, Term Loan, 7.601%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		17,199	17,233,420

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Flutter Financing BV:
Term Loan, 6.046%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		29,279	$ 29,227,575
Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 6/4/32		5,350	5,358,908
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.287%, (6 mo. EURIBOR + 3.25%), 6/30/28	EUR	6,650	7,631,285
Term Loan, 7/30/32(10)		2,075	2,078,569
Herschend Entertainment Co. LLC, Term Loan, 7.603%, (1 mo. USD Term SOFR + 3.25%), 5/27/32		3,475	3,509,385
Horizon U.S. Finco LP, Term Loan, 9.058%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		12,093	11,931,812
Light & Wonder International, Inc., Term Loan, 6.593%, (1 mo. USD Term SOFR + 2.25%), 4/14/29		7,314	7,339,362
Ontario Gaming GTA LP, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		12,443	12,396,341
Scientific Games Holdings LP, Term Loan, 4/4/29(10)		4,000	4,002,880
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		10,264	10,272,486
Voyager Parent LLC, Term Loan, 7/1/32(10)		12,550	12,576,857
			$ 179,571,113
Household Durables — 1.4%
ACProducts, Inc., Term Loan, 8.807%, (3 mo. USD Term SOFR + 4.25%), 5/17/28		9,800	$ 7,438,957
Libbey Glass, Inc., Term Loan, 10.964%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		13,992	13,533,038
Madison Safety & Flow LLC, Term Loan, 7.108%, (1 mo. USD Term SOFR + 2.75%), 9/26/31		1,989	2,000,429
PHRG Intermediate LLC, Term Loan, 8.333%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		9,000	9,007,515
Serta Simmons Bedding LLC:
Term Loan, 11.91%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		19,758	18,473,916
Term Loan, 11.94%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,145	2,147,700
Somnigroup International, Inc., Term Loan, 6.55%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		14,363	14,416,864
			$ 67,018,419
Borrower/Description	Principal Amount* (000's omitted)		Value
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		19,428	$ 16,643,448
			$ 16,643,448
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 1/31/31		4,896	$ 4,902,083
Cogentrix Finance Holdco I LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 2/26/32		2,993	3,000,595
Invenergy Thermal Operating I LLC:
Term Loan, 5/17/32(10)		10,242	10,359,972
Term Loan, 5/17/32(10)		683	690,665
			$ 18,953,315
Industrial Conglomerates — 0.4%
Ammeraal Beltech Holding BV, Term Loan, 6.98%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	5,273	$ 5,679,569
Rain Carbon GmbH, Term Loan, 7.023%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,729	15,739,127
			$ 21,418,696
Insurance — 4.1%
Acrisure LLC, Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		12,928	$ 12,945,701
Alera Group, Inc., Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 5/31/32		17,525	17,622,527
Alliant Holdings Intermediate LLC, Term Loan, 7.103%, (1 mo. USD Term SOFR + 2.75%), 9/19/31		31,221	31,258,714
AmWINS Group, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 1/30/32		11,255	11,275,908
AssuredPartners, Inc., Term Loan, 7.858%, (1 mo. USD Term SOFR + 3.50%), 2/14/31		21,340	21,407,697
Broadstreet Partners, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 6/13/31		22,780	22,822,386
Financiere CEP SAS, Term Loan, 5.901%, (1 mo. EURIBOR + 4.00%), 6/18/27	EUR	5,125	5,867,977
HUB International Ltd., Term Loan, 6.826%, (3 mo. USD Term SOFR + 2.50%), 6/20/30		17,548	17,589,674
IMA Financial Group, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		2,020	2,025,214
Ryan Specialty Group LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 9/15/31		11,467	11,496,043
Siaci Saint Honore, Term Loan, 7/23/32(10)	EUR	9,125	10,408,030

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance (continued)
Trucordia Insurance Holdings LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 6/17/32	8,350	$ 8,410,036
Truist Insurance Holdings LLC:
Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 5/6/31	2,988	2,994,745
Term Loan - Second Lien, 9.046%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	1,842	1,885,395
USI, Inc.:
Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	8,925	8,928,613
Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 9/29/30	7,399	7,397,460
		$ 194,336,120
Interactive Media & Services — 0.7%
Aragorn Parent Corp., Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	5,589	$ 5,639,044
Foundational Education Group, Inc., Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 8/31/28	5,044	4,615,708
Twitter, Inc., Term Loan, 10.958%, (3 mo. USD Term SOFR + 6.50%), 10/26/29	25,141	24,542,153
		$ 34,796,905
IT Services — 4.2%
Asurion LLC:
Term Loan, 8.456%, (1 mo. USD Term SOFR + 4.00%), 8/19/28	8,899	$ 8,840,528
Term Loan, 8.706%, (1 mo. USD Term SOFR + 4.25%), 8/19/28	6,975	6,921,364
Term Loan - Second Lien, 9.721%, (1 mo. USD Term SOFR + 5.25%), 1/31/28	15,740	15,180,600
Term Loan - Second Lien, 9.721%, (1 mo. USD Term SOFR + 5.25%), 1/20/29	2,375	2,239,186
Chrysaor Bidco SARL:
Term Loan, 7.329%, (3 mo. USD Term SOFR + 3.00%), 10/30/31	10,655	10,731,697
Term Loan, 10/30/31(8)	792	797,646
Endure Digital, Inc., Term Loan, 7.942%, (1 mo. USD Term SOFR + 3.50%), 2/10/28	29,241	21,565,098
Gainwell Acquisition Corp., Term Loan, 8.396%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	11,959	11,812,971
Go Daddy Operating Co. LLC, Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 11/9/29	30,406	30,461,530
Informatica LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	31,033	31,245,911
Iron Mountain, Inc., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 1/31/31	3,569	3,574,424
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
NAB Holdings LLC, Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		14,101	$ 13,979,293
Rackspace Finance LLC:
Term Loan, 10.711%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		9,851	9,979,338
Term Loan - Second Lien, 7.211%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		12,456	6,535,024
Sedgwick Claims Management Services, Inc., Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		20,710	20,759,081
Shift4 Payments LLC, Term Loan, 7.079%, (3 mo. USD Term SOFR + 2.75%), 6/30/32		2,275	2,292,540
Virtusa Corp., Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		1,975	1,976,234
			$ 198,892,465
Leisure Products — 0.7%
GSM Holdings, Inc., Term Loan, 9.296%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		6,724	$ 6,502,861
Hayward Industries, Inc., Term Loan, 6.971%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		8,893	8,926,043
Recess Holdings, Inc., Term Loan, 8.069%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		16,784	16,867,736
			$ 32,296,640
Life Sciences Tools & Services — 0.6%
ICON Luxembourg SARL, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		5,277	$ 5,312,734
Loire Finco Luxembourg SARL:
Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 1/21/30	EUR	5,775	6,640,745
Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 1/21/30		1,106	1,119,046
Normec 1 BV, Term Loan, 5.383%, (1 mo. EURIBOR + 3.50%), 4/16/31	EUR	1,000	1,147,932
PRA Health Sciences, Inc., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 7/3/28		1,315	1,323,711
Sotera Health Holdings LLC, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 5/30/31		10,760	10,807,151
			$ 26,351,319
Machinery — 4.2%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.296%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		5,162	$ 5,168,515
AI Aqua Merger Sub, Inc., Term Loan, 7.322%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		21,200	21,213,617

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group LLC:
Term Loan, 14.458%, (3 mo. USD Term SOFR + 10.00%), 7.50% cash, 6.958% PIK, 2/8/30		12,357	$ 9,514,785
Term Loan - Second Lien, 9.708%, (3 mo. USD Term SOFR + 5.25%), 2/8/29		5,190	4,511,329
Barnes Group, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 1/27/32		7,481	7,499,953
BCP V Modular Services Holdings IV Ltd., Term Loan, 7/10/31(10)	EUR	6,850	7,746,431
Clark Equipment Co., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		7,381	7,421,222
Cleanova U.S. Holdings LLC, Term Loan, 9.07%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		4,800	4,776,000
Conair Holdings LLC, Term Loan, 8.221%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		20,797	15,467,728
CPM Holdings, Inc., Term Loan, 8.829%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		3,940	3,881,255
Crown Equipment Corp., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.25%), 10/10/31		9,652	9,702,798
Cube Industrials Buyer, Inc., Term Loan, 7.582%, (3 mo. USD Term SOFR + 3.25%), 10/17/31		2,818	2,835,113
Delachaux Group SA, Term Loan, 5.276%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	3,886	4,465,704
EMRLD Borrower LP:
Term Loan, 6.833%, (3 mo. USD Term SOFR + 2.50%), 5/31/30		4,432	4,440,516
Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 8/4/31		4,913	4,921,962
Engineered Machinery Holdings, Inc.:
Term Loan, 5.73%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	10,467	12,011,265
Term Loan, 8.057%, (3 mo. USD Term SOFR + 3.50%), 5/19/28		8,736	8,793,034
Term Loan - Second Lien, 10.557%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		2,000	2,010,830
INNIO Group Holding GmbH, Term Loan, 5.621%, (1 mo. EURIBOR + 2.75%), 11/2/28	EUR	2,222	2,539,845
Madison IAQ LLC, Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		11,403	11,423,462
Pro Mach Group, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 8/31/28		2,770	2,781,253
Roper Industrial Products Investment Co. LLC, Term Loan, 7.046%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		9,851	9,880,176
SPX Flow, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 4/5/29		9,870	9,908,047
TK Elevator Midco GmbH:
Term Loan, 5.333%, (6 mo. EURIBOR + 3.25%), 4/30/30	EUR	6,550	7,494,964
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
TK Elevator Midco GmbH: (continued)
Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30		12,806	$ 12,891,056
Zephyr German BidCo GmbH, Term Loan, 5.098%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	4,600	5,251,827
			$ 198,552,687
Media — 0.5%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		5,761	$ 5,748,868
Charter Communications Operating LLC, Term Loan, 6.541%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		5,249	5,254,530
Emerald X, Inc., Term Loan, 8.108%, (1 mo. USD Term SOFR + 3.75%), 1/30/32		2,075	2,093,582
Fleet Midco I Ltd., Term Loan, 6.805%, (6 mo. USD Term SOFR + 2.50%), 2/21/31		6,555	6,579,900
Gray Television, Inc., Term Loan, 7.443%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		544	544,218
Hubbard Radio LLC, Term Loan, 8.856%, (1 mo. USD Term SOFR + 4.50%), 9/30/27		5,146	2,933,319
iHeartCommunications, Inc., Term Loan, 10.246%, (1 mo. USD Term SOFR + 5.78%), 5/1/29		2,236	1,854,919
			$ 25,009,336
Metals/Mining — 1.1%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(11)		4,016	$ 3,957,390
Arsenal AIC Parent LLC, Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		17,540	17,610,926
Novelis Corp., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 3/11/32		9,027	9,068,766
PMHC II, Inc., Term Loan, 8.729%, (3 mo. USD Term SOFR + 4.25%), 4/23/29		11,039	9,364,473
WireCo WorldGroup, Inc., Term Loan, 8.082%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		5,713	5,527,190
Zekelman Industries, Inc., Term Loan, 6.578%, (1 mo. USD Term SOFR + 2.25%), 1/24/31		5,251	5,259,714
			$ 50,788,459
Oil, Gas & Consumable Fuels — 1.6%
Epic Crude Services LP, Term Loan, 6.829%, (3 mo. USD Term SOFR + 2.50%), 10/15/31		5,399	$ 5,434,979
Freeport LNG Investments LLLP, Term Loan, 7.576%, (3 mo. USD Term SOFR + 3.25%), 12/21/28		7,281	7,302,035

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
GIP Pilot Acquisition Partners LP, Term Loan, 6.286%, (3 mo. USD Term SOFR + 2.00%), 10/4/30		4,831	$ 4,836,644
Hilcorp Energy I LP, Term Loan, 6.343%, (1 mo. USD Term SOFR + 2.00%), 2/11/30		7,830	7,862,205
ITT Holdings LLC, Term Loan, 6.824%, (1 mo. USD Term SOFR + 2.48%), 10/11/30		8,425	8,453,151
Matador Bidco SARL, Term Loan, 8.706%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		29,032	29,299,729
Natgasoline LLC, Term Loan, 9.856%, (1 mo. USD Term SOFR + 5.50%), 3/29/30		4,894	4,918,690
Oxbow Carbon LLC, Term Loan, 7.856%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		5,252	5,258,867
Whitewater Matterhorn Holdings LLC, Term Loan, 6.569%, (3 mo. USD Term SOFR + 2.25%), 6/16/32		4,300	4,323,285
			$ 77,689,585
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 2/14/31		9,746	$ 9,760,053
			$ 9,760,053
Pharmaceuticals — 1.1%
Aenova Holding GmbH, Term Loan, 5.011%, (3 mo. EURIBOR + 3.00%), 8/22/31	EUR	2,550	$ 2,917,858
Amneal Pharmaceuticals LLC, Term Loan, 8/1/32(10)		4,625	4,635,591
Bausch Health Cos., Inc., Term Loan, 10.606%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		13,225	12,992,571
Jazz Financing Lux SARL, Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		4,935	4,960,181
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (1 mo. USD Term SOFR + 9.50%), 11/14/28		18,197	18,714,691
Nidda Healthcare Holding AG, Term Loan, 5.424%, (3 mo. EURIBOR + 3.50%), 2/21/30	EUR	4,550	5,217,226
Recipharm AB, Term Loan, 6.093%, (3 mo. EURIBOR + 3.25%), 2/17/28	EUR	1,725	1,966,925
			$ 51,405,043
Professional Services — 4.7%
AAL Delaware Holdco, Inc., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		13,100	$ 13,143,177
Amspec Parent LLC:
Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		7,280	7,334,600
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Amspec Parent LLC: (continued)
Term Loan, 7.818%, (3 mo. USD Term SOFR + 3.50%), 12/22/31(8)		1,120	$ 1,128,400
APFS Staffing Holdings, Inc., Term Loan, 8.606%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,295	2,963,014
Apleona Holding GmbH, Term Loan, 5.476%, (3 mo. EURIBOR + 3.45%), 4/28/28	EUR	1,775	2,037,864
Boots Group Bidco Ltd.:
Term Loan, 7/16/32(10)	EUR	6,075	6,964,435
Term Loan, 7/16/32(10)		13,325	13,333,395
CohnReznick LLP:
Term Loan, 8.296%, (3 mo. USD Term SOFR + 4.00%), 3/31/32		5,461	5,469,449
Term Loan, 3/31/32(8)		1,264	1,266,076
CoreLogic, Inc.:
Term Loan, 7.971%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		13,847	13,832,338
Term Loan - Second Lien, 10.971%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,200	1,180,500
Corporation Service Co., Term Loan, 6.356%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		8,550	8,548,313
Deerfield Dakota Holding LLC, Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 4/9/27		7,181	7,128,537
EAB Global, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		10,518	10,489,098
Employbridge Holding Co.:
Term Loan, 9.796%, (3 mo. USD Term SOFR + 5.50%), 1/19/30		3,434	2,641,326
Term Loan - Second Lien, 9.307%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		13,750	3,500,413
First Advantage Holdings LLC, Term Loan, 7.108%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		20,488	20,588,511
Galaxy Bidco Ltd., Term Loan, 6.042%, (6 mo. EURIBOR + 4.00%), 12/19/29	EUR	6,150	7,082,735
Grant Thornton Advisors LLC:
Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 6/2/31		6,562	6,574,865
Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 6/2/31		12,900	12,941,989
iSolved, Inc., Term Loan, 7.103%, (1 mo. USD Term SOFR + 2.75%), 10/14/30		5,111	5,135,299
Mermaid Bidco, Inc., Term Loan, 7.51%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		14,274	14,314,090
Neptune Bidco U.S., Inc., Term Loan, 9.429%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		7,073	6,813,228
PHM Group Holding OYJ, Term Loan, 5.461%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	4,900	5,587,488
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.638%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	4,175	4,800,718

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Professional Services (continued)
Tempo Acquisition LLC, Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 8/31/28	1,989	$ 1,985,628
Trans Union LLC:
Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	6,352	6,365,377
Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	24,236	24,286,099
Vaco Holdings LLC, Term Loan, 9.446%, (3 mo. USD Term SOFR + 5.00%), 1/21/29	5,981	5,361,555
		$ 222,798,517
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/31/30	6,611	$ 6,659,737
Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 1/31/30	6,041	6,083,777
Greystar Real Estate Partners LLC, Term Loan, 6.814%, (3 mo. USD Term SOFR + 2.50%), 8/21/30	7,865	7,884,548
		$ 20,628,062
Road & Rail — 0.9%
Avis Budget Car Rental LLC, Term Loan, 6.856%, (1 mo. USD Term SOFR + 2.50%), 7/16/32	32,342	$ 32,235,624
Hertz Corp.:
Term Loan, 8.064%, (3 mo. USD Term SOFR + 3.75%), 6/30/28	4,937	4,181,427
Term Loan, 8.07%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	4,022	3,422,562
Term Loan, 8.07%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	790	671,897
Kenan Advantage Group, Inc., Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	3,970	3,958,769
		$ 44,470,279
Semiconductors & Semiconductor Equipment — 0.5%
Altar Bidco, Inc., Term Loan - Second Lien, 9.578%, (12 mo. USD Term SOFR + 5.60%), 2/1/30	5,650	$ 5,438,125
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(9)	3,669	1,432,778
MaxLinear, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.25%), 6/23/28	2,955	2,748,482
MKS Instruments, Inc., Term Loan, 6.353%, (1 mo. USD Term SOFR + 2.00%), 8/17/29	12,539	12,559,536
		$ 22,178,921
Borrower/Description	Principal Amount* (000's omitted)		Value
Software — 10.7%
Applied Systems, Inc., Term Loan, 6.796%, (3 mo. USD Term SOFR + 2.50%), 2/24/31		35,868	$ 35,939,785
Astra Acquisition Corp.:
Term Loan, 0.00%, 2/25/28(9)		7,342	2,085,726
Term Loan, 0.00%, 10/25/28(9)		10,314	126,762
Term Loan, 0.00%, 10/25/29(9)		15,518	426,747
Boost Newco Borrower LLC, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		28,557	28,637,066
Boxer Parent Co., Inc., Term Loan - Second Lien, 10.083%, (3 mo. USD Term SOFR + 5.75%), 7/30/32		7,500	7,425,000
Cegid Group SAS:
Term Loan, 4.776%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,525	4,028,601
Term Loan, 4.776%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,850	4,400,252
Central Parent, Inc., Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 7/6/29		12,024	9,829,825
Cloud Software Group, Inc., Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 3/29/29		23,457	23,523,680
Cloudera, Inc.:
Term Loan, 8.206%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		27,751	26,702,007
Term Loan - Second Lien, 10.456%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		2,950	2,594,171
Clover Holdings 2 LLC, Term Loan, 8.058%, (3 mo. USD Term SOFR + 3.75%), 12/9/31		11,671	11,673,142
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(11)		2,272	2,269,102
Constant Contact, Inc., Term Loan, 8.579%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		4,960	4,806,209
Dragon Buyer, Inc., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 9/30/31		5	5,001
Drake Software LLC, Term Loan, 8.546%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		3,866	3,868,466
E2open LLC, Term Loan, 7.971%, (1 mo. USD Term SOFR + 3.50%), 2/4/28		15,885	15,930,713
ECI Macola Max Holding LLC, Term Loan, 7.068%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		18,488	18,562,062
Epicor Software Corp., Term Loan, 7.106%, (1 mo. USD Term SOFR + 2.75%), 5/30/31		43,176	43,301,691
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		12,216	12,098,743
Gen Digital, Inc., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		1,139	1,138,691
GoTo Group, Inc., Term Loan, 9.218%, (3 mo. USD Term SOFR + 4.75%), 4/28/28		10,783	9,543,302

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
IGT Holding IV AB:
Term Loan, 4.88%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	$ 1,375,882
Term Loan, 7.796%, (3 mo. USD Term SOFR + 3.50%), 9/1/31		3,953	3,995,340
Marcel LUX IV SARL:
Term Loan, 5.414%, (3 mo. EURIBOR + 3.50%), 11/12/30	EUR	6,650	7,635,611
Term Loan, 7.31%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		28,110	28,356,271
McAfee LLC, Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		29,406	28,499,308
Mosel Bidco SE, Term Loan, 5.73%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	4,750	5,450,349
N-Able International Holdings II LLC, Term Loan, 7.344%, (3 mo. USD Term SOFR + 2.75%), 7/19/28		1,241	1,246,117
OID-OL Intermediate I LLC:
Term Loan, 8.708%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		9,872	8,293,516
Term Loan, 10.308%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		3,657	3,782,280
Open Text Corp., Term Loan, 6.106%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		12,912	12,931,819
Polaris Newco LLC:
Term Loan, 5.776%, (3 mo. EURIBOR + 3.75%), 6/2/28	EUR	6,326	6,953,220
Term Loan, 8.32%, (3 mo. USD Term SOFR + 3.75%), 6/2/28		2,889	2,839,788
Project Boost Purchaser LLC, Term Loan, 7.069%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		10,285	10,293,110
Proofpoint, Inc., Term Loan, 7.356%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		4,322	4,334,584
RealPage, Inc.:
Term Loan, 7.557%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		15,488	15,488,102
Term Loan, 8.046%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		3,990	4,005,521
Sabre GLBL, Inc.:
Term Loan, 7.971%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		965	962,664
Term Loan, 7.971%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		2,235	2,230,310
Term Loan, 8.706%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		303	302,364
Term Loan, 9.456%, (1 mo. USD Term SOFR + 5.00%), 6/30/28		271	270,553
Term Loan, 10.456%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		6,023	6,030,649
Term Loan, 10.456%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		2,152	2,087,322
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
SkillSoft Corp., Term Loan, 9.721%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		10,145	$ 9,501,051
SolarWinds Holdings, Inc., Term Loan, 8.34%, (1 mo. USD Term SOFR + 4.00%), 4/16/32		19,375	19,181,250
UKG, Inc., Term Loan, 6.81%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		34,744	34,779,829
Veritas U.S., Inc., Term Loan, 16.796%, (3 mo. USD Term SOFR + 12.50%), 12.296% cash, 4.50% PIK, 12/9/29		6,151	6,218,452
Vision Solutions, Inc.:
Term Loan, 8.57%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		12,838	12,466,319
Term Loan - Second Lien, 11.82%, (3 mo. USD Term SOFR + 7.25%), 4/23/29		1,500	1,410,000
			$ 509,838,325
Specialty Retail — 1.6%
Applegreen Ireland, Term Loan, 7.026%, (3 mo. EURIBOR + 5.00%), 1/30/32	EUR	1,000	$ 1,159,031
Apro LLC, Term Loan, 8.088%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		5,707	5,708,073
Boels Topholding BV, Term Loan, 4.676%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	131	150,066
EG America LLC, Term Loan, 7.833%, (3 mo. USD Term SOFR + 3.50%), 2/7/28		1,751	1,759,369
Etraveli Holding AB, Term Loan, 5.73%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	11,694	13,412,818
Great Outdoors Group LLC, Term Loan, 7.606%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		7,515	7,532,056
Harbor Freight Tools USA, Inc., Term Loan, 6.606%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		15,248	14,942,502
Homeserve USA Holding Corp., Term Loan, 6.351%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		9,381	9,379,280
Les Schwab Tire Centers, Term Loan, 6.833% - 6.856%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		3,246	3,252,114
LIDS Holdings, Inc., Term Loan, 9.964%, (3 mo. USD Term SOFR + 5.50%), 12/14/26		916	910,985
Mavis Tire Express Services Corp., Term Loan, 7.333%, (3 mo. USD Term SOFR + 3.00%), 5/4/28		1,588	1,591,823
Speedster Bidco GmbH:
Term Loan, 5.879%, (6 mo. EURIBOR + 3.50%), 12/10/31	EUR	6,100	7,002,702
Term Loan, 7.546%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		7,756	7,791,083
			$ 74,591,902

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Technology Hardware, Storage & Peripherals — 0.1%
Poseidon Bidco SASU, Term Loan, 6.98%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	6,390	$ 4,295,144
			$ 4,295,144
Trading Companies & Distributors — 3.0%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.099%, (1 mo. USD Term SOFR + 1.75%), 6/24/30		23,033	$ 23,069,476
CD&R Hydra Buyer, Inc., Term Loan, 8.456%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		9,970	9,971,749
Core & Main LP, Term Loan, 6.27%, (6 mo. USD Term SOFR + 2.00%), 2/9/31		3,654	3,669,875
DXP Enterprises, Inc., Term Loan, 8.106%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		7,099	7,149,686
Foundation Building Materials Holding Co. LLC, Term Loan, 8.308%, (3 mo. USD Term SOFR + 4.00%), 1/29/31		4,955	4,792,897
Herc Holdings, Inc., Term Loan, 6.322%, (1 mo. USD Term SOFR + 2.00%), 6/2/32		3,250	3,267,615
Kodiak Building Partners, Inc., Term Loan, 8.041%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		1,455	1,409,991
Paint Intermediate III LLC, Term Loan, 7.299%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		4,788	4,795,493
Patagonia Bidco Ltd., Term Loan, 9.709%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	20,400	24,136,941
Quimper AB:
Term Loan, 5.689%, (3 mo. EURIBOR + 3.75%), 3/29/30	EUR	3,500	4,018,183
Term Loan, 3/29/30(10)	EUR	3,275	3,759,872
QXO, Inc., Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.00%), 4/30/32		1,000	1,009,800
Spin Holdco, Inc., Term Loan, 8.577%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		27,647	24,519,308
White Cap Buyer LLC, Term Loan, 7.577%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		18,079	18,075,612
Windsor Holdings III LLC, Term Loan, 7.103%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		11,622	11,646,057
			$ 145,292,555
Wireless Telecommunication Services — 0.3%
Digicel International Finance Ltd., Term Loan, 14.106%, (3 mo. USD Term SOFR + 9.65%), 11.856% cash, 2.25% PIK, 5/25/27		15,141	$ 15,216,350
			$ 15,216,350
Total Senior Floating-Rate Loans (identified cost $4,117,967,852)			$3,962,484,064

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	9,917	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 5.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(12)	257,632,914	$ 257,632,914
Total Short-Term Investments (identified cost $257,632,914)		$ 257,632,914
Total Investments — 100.6% (identified cost $4,994,399,178)		$4,793,302,448
Less Unfunded Loan Commitments — (0.2)%		$ (8,905,026)
Net Investments — 100.4% (identified cost $4,985,494,152)		$4,784,397,422
Other Assets, Less Liabilities — (0.4)%		$ (18,212,125)
Net Assets — 100.0%		$4,766,185,297
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $466,194,072 or 9.8% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Affiliated fund.

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any. At July 31, 2025, the total value of unfunded loan commitments is $8,720,760.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after July 31, 2025, at which time the interest rate will be determined.
(11)	Fixed-rate loan.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	216,181,931	EUR	183,766,698	Standard Chartered Bank	8/4/25	$6,467,473	$ —
EUR	15,000,000	USD	17,461,800	State Street Bank and Trust Company	8/29/25	—	(315,429)
USD	19,984,568	EUR	17,591,710	State Street Bank and Trust Company	8/29/25	—	(124,365)
USD	49,749,026	EUR	43,783,810	State Street Bank and Trust Company	8/29/25	—	(299,872)
USD	58,495,548	EUR	51,473,796	State Street Bank and Trust Company	8/29/25	—	(343,707)
USD	28,360,519	GBP	21,051,751	Standard Chartered Bank	8/29/25	551,850	—
USD	210,731,980	EUR	183,766,698	Standard Chartered Bank	9/2/25	613,980	—
USD	16,917,655	EUR	14,374,797	State Street Bank and Trust Company	9/30/25	451,186	—
						$8,084,489	$(1,083,373)

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.44.V1)	$21,500	5.00% (pays quarterly)(1)	1.54%	6/20/30	$1,683,834	$(1,622,742)	$61,092
Total	$21,500				$1,683,834	$(1,622,742)	$61,092
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $21,500,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At July 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.
Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At July 31, 2025, the value of the Portfolio's investment in affiliated companies and in funds that may be deemed to be affiliated was $281,441,064, which represents 5.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks*
IAP Worldwide Services LLC(1)	$ —	$ —	$ —	$ —	$ —	$ 0	$ —	2,577
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	—	24,054,740	—	—	(246,590)	23,808,150	856,499	477,500
Short-Term Investments
Liquidity Fund, Institutional Class(2)	212,728,697	1,285,783,378	(1,240,879,161)	—	—	257,632,914	5,547,313	257,632,914
Total				$ —	$(246,590)	$281,441,064	$6,403,812
*	The related industry is the same as the presentation in the Portfolio of Investments.
(1)	Company is no longer an affiliate as of July 31, 2025.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 151,089,188	$ —	$ 151,089,188
Common Stocks	637,080	47,797,658	19,435,412	67,870,150
Corporate Bonds	—	327,351,300	—	327,351,300
Exchange-Traded Funds	23,808,150	—	—	23,808,150
Preferred Stocks	—	3,066,682	—	3,066,682
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	3,932,586,450	20,992,588	3,953,579,038
Warrants	—	—	0	0
Short-Term Investments	257,632,914	—	—	257,632,914
Total Investments	$282,078,144	$4,461,891,278	$40,428,000	$4,784,397,422

Eaton Vance
Floating Rate Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$ 8,084,489	$ —	$ 8,084,489
Swap Contracts	—	1,683,834	—	1,683,834
Total	$282,078,144	$4,471,659,601	$40,428,000	$4,794,165,745
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (1,083,373)	$ —	$ (1,083,373)
Total	$ —	$ (1,083,373)	$ —	$ (1,083,373)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2025 is not presented.
Derivatives. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (CCP) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.